Stockholders’ Deficiency (Details) - Schedule of Warrants Outstanding and Exercisable - Warrant [Member]	Jun. 30, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Aug. 31, 2023 $ / shares shares
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	2,453,311	2,453,311	478,811	244,752
Exercise Price (in Dollars per share and Dollars per share) | $ / shares			$ 9.75
10.00 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	106,471	106,471
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 10
Expiry Date	Aug. 30, 2024	Aug. 30, 2024
7.75 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	133,196	133,196		122,281
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 7.75			$ 7.75
Expiry Date	Aug. 31, 2026	Aug. 31, 2026		Aug. 31, 2026
7.75 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	35,064	35,064
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 7.75
Expiry Date	Oct. 16, 2026	Oct. 16, 2026
7.75 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	101,000	101,000
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 7.75
Expiry Date	Nov. 08, 2026	Nov. 08, 2026
7.75 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	394,570	394,570
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 7.75
Expiry Date	Dec. 22, 2026	Dec. 22, 2026
7.75 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	720,119	720,119
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 7.75
Expiry Date	Jan. 19, 2027	Jan. 19, 2027
7.23 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	585,609	585,609
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 7.23
Expiry Date	Feb. 16, 2028	Feb. 16, 2028
7.12 (CAD$9.75 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	86,200	86,200
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ 7.12	$ 9.75
Expiry Date	Feb. 16, 2028	Feb. 16, 2028
7.12 (CAD$9.75 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	28,795	28,795
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ 7.12	$ 9.75
Expiry Date	Mar. 15, 2028	Mar. 15, 2028
7.08 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	262,286	262,286
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 7.08
Expiry Date	Mar. 15, 2028	Mar. 15, 2028
10.00 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding				122,471
Exercise Price (in Dollars per share and Dollars per share) | $ / shares				$ 10
Expiry Date				Aug. 30, 2024
Warrant [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	102,010	102,010
Warrant [Member] | 7.37 (CAD$9.75 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	86,020	86,020
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ 7.12	$ 9.75
Expiry Date	Feb. 16, 2028	Feb. 16, 2028
Warrant [Member] | 7.37 (CAD$9.75 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	15,810	15,810
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ 7.12	$ 9.75
Expiry Date	Mar. 15, 2028	Mar. 15, 2028